CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Cumulative Effect Period Of Adoption Adjustment CNY (¥)	Class A Ordinary Shares CNY (¥) shares	Class B Ordinary Shares CNY (¥) shares	Ordinary shares Class A Ordinary Shares CNY (¥) shares	Ordinary shares Class B Ordinary Shares CNY (¥) shares	Treasury stock CNY (¥) shares	Additional Paid in Capital CNY (¥)	Statutory Reserves CNY (¥)	Accumulated Other Comprehensive (Loss)/Income CNY (¥)	Retained Earnings CNY (¥)	Retained Earnings Cumulative Effect Period Of Adoption Adjustment CNY (¥)	Non-controlling Interest CNY (¥)
Balances as at beginning of the year at Dec. 31, 2019	¥ 6,599,539		¥ (1,918,500)			¥ 170	¥ 61		¥ 2,519,886	¥ 352,313	¥ (7,288)	¥ 3,734,397	¥ (1,918,500)
Balances as at beginning of the year (in shares) at Dec. 31, 2019 | shares						258,690,272	100,727,057
Increase (Decrease) in Shareholders' Equity
Net income	594,980											594,980
Share-based compensation expenses	198,825			¥ 0					198,825
Exercise of share-based awards	5,298			¥ 3					5,295
Exercise of share-based awards (in shares) | shares				4,666,656
Redesignation of Class B Ordinary Shares into Class A Ordinary Shares				¥ 3	¥ (3)
Redesignation of Class B Ordinary Shares into Class A Ordinary Shares (in shares) | shares				4,000,000	(4,000,000)
Appropriation to statutory reserves	297,000			¥ 0						296,921		(296,921)
Foreign currency translation adjustments, net of tax	10,596										10,596
Establishment of a partially held subsidiary	40,000													¥ 40,000
Balances as at end of the year at Dec. 31, 2020	5,530,738					¥ 176	¥ 58		2,724,006	649,234	3,308	2,113,956		40,000
Balances as at end of the year (in shares) at Dec. 31, 2020 | shares						267,356,928	96,727,057
Increase (Decrease) in Shareholders' Equity
Net income	2,334,116											2,333,923		193
Share-based compensation expenses	187,884								187,884
Exercise of share-based awards	7,106			¥ 3					7,103
Exercise of share-based awards (in shares) | shares				3,651,808
Redesignation of Class B Ordinary Shares into Class A Ordinary Shares				¥ 1	¥ (1)
Redesignation of Class B Ordinary Shares into Class A Ordinary Shares (in shares) | shares				2,261,364	(2,261,364)
Appropriation to statutory reserves	252,000									252,088		(252,088)
Foreign currency translation adjustments, net of tax	7,965										7,965
Balances as at end of the year at Dec. 31, 2021	8,067,809					¥ 180	¥ 57		2,918,993	901,322	11,273	4,195,791		40,193
Balances as at end of the year (in shares) at Dec. 31, 2021 | shares				273,270,100	94,465,693	273,270,100	94,465,693
Increase (Decrease) in Shareholders' Equity
Net income	825,929	$ 119,749										819,752		6,177
Share-based compensation expenses	156,320								156,320
Exercise of share-based awards	2,696			¥ 1					2,695
Exercise of share-based awards (in shares) | shares				2,087,620
Redesignation of Class B Ordinary Shares into Class A Ordinary Shares				¥ 10	¥ (10)
Redesignation of Class B Ordinary Shares into Class A Ordinary Shares (in shares) | shares				14,276,530	(14,276,530)
Appropriation to statutory reserves	121,000									121,270		(121,270)
Foreign currency translation adjustments, net of tax	(32,115)	$ (4,656)									(32,115)
Treasury Repurchases	¥ (328,764)							¥ (328,764)
Treasury Repurchases (Shares) | shares	(22,000,000)	(22,000,000)		(44,369,636)				(44,369,636)
Transaction with non-controlling shareholders	¥ (2,388)								3,246					(5,634)
Disposal of a subsidiary	(40,736)													¥ (40,736)
Balances as at end of the year at Dec. 31, 2022	¥ 8,648,751	$ 1,253,951				¥ 191	¥ 47	¥ (328,764)	¥ 3,081,254	¥ 1,022,592	¥ (20,842)	¥ 4,894,273
Balances as at end of the year (in shares) at Dec. 31, 2022 | shares				245,264,614	80,189,163	245,264,614	80,189,163	44,369,636